Investments in Affiliates	12 Months Ended
Dec. 31, 2020
Investments in Affiliates
Investments in Affiliates

7. Investments in Affiliates

The following table summarizes the Group’s balances of investments in affiliates:

	As of December 31,
	(Amount in Thousands)
	2019	2020	2020
	RMB	RMB	US$
Kunshan Jingzhao	8,069	8,797	1,348
Wanjia Win-Win	93,907	96,629	14,809
Wuhu Hongxing	9,648	—	—
Others	9,516	5,967	914
Funds that the Group serves as general partner	1,151,121	1,153,292	176,750
-Gopher Transform Private Fund	142,739	108,582	16,641
-Real estate funds and real estate funds of funds	50,321	43,686	6,695
-Private equity funds of funds	946,242	988,069	151,428
-Others	11,819	12,955	1,986
Total investments in affiliates	1,272,261	1,264,685	193,821

In May 2011, the Group injected RMB4.0 million into Kunshan Jingzhao Equity Investment Management Co., Ltd (“Kunshan Jingzhao”), a newly setup joint venture, for 40% of the equity interest. Kunshan Jingzhao principally engages in real estate fund management business.

In February 2013, Gopher Asset Management injected RMB21.0 million into Wanjia Win-Win Assets Management Co., Ltd (“Wanjia Win-Win”), a newly setup joint venture, for 35% of the equity interest. Wanjia Win-Win principally engages in wealth management plan management business. In December 2017, the share owned by the Group had been diluted to 28%.

In April 2016, the Group injected RMB9.8 million into Wuhu Hongxing Meikailong Equity Investment Management Co., Ltd (“Wuhu Hongxing”), a newly setup joint venture, for 50% of equity interest. Wuhu Hongixng principally engages in equity investment, asset management and investment consulting related to commercial properties. In the fourth quarter of 2020, the entire 50% of equity interest was disposed to an independent third party for cash consideration of RMB9.8 million. The receivable of equity interest disposal was recorded in other current assets with amount of RMB9.8 million as of December 31, 2020 and was collected in January 2021.

In the fourth quarter of 2016, the Group injected RMB150 million into Gopher Transformation Private Fund, which accounted for 48% of total actual distribution volume. The fund principally invested in a limited partnership to invest one real-estate company. Although managed by Gopher, the fund are not consolidated by the Group based on the fact that substantive kick-out rights exist which are exercisable by a simple-majority of non-related limited partners of the fund to dissolve (liquidate) the fund or remove the Group as the general partner of the fund without cause. In the year 2017, due to capital subscription by limited partners, the equity interest owned by the Group had been diluted to 35%. For the year ended December 31, 2020, the Group accepted quotation of Gopher Transformation Private Fund from an independent third party and recognized an impairment loss of RMB28,156 based on the difference between the carrying amount and the quotation.

The Group invested in private equity funds of funds, real estate funds and real estate funds of funds, and other fixed income funds of funds that Gopher serves as general partner or fund manager. The Group held less than 10% equity interests in these funds as a general partner. The Group accounts for these investments using the equity method of accounting due to the fact that the Group can exercise significant influence on these investees in the capacity of general partner or fund manager.

The Group recognized impairment losses totaling nil, nil and RMB38,214 related to investments in affiliates for the years ended December 31, 2018, 2019 and 2020, respectively, which are recorded in income from equity in affiliates in the consolidated statements of operations. In addition to the impairment loss recognized for Gopher Transformation Private Fund in the year 2020, the Group fully impaired an affiliate company, which principally conducted overseas education business, with amount of RMB1,831, due to continued operating loss as well as the impact of COVID-19. The Group also recognized an impairment loss of RMB8,227 for a private equity fund of fund due to the deteriorating operation of certain underlying portfolio of this fund caused by COVID-19.

Summarized financial information

The following table shows summarized financial information relating to the balance sheets for the Group’s equity method investments assuming 100% ownership as of December 31, 2019 and 2020:

	As of December 31
	(Amount in Thousands)
	2019	2020	2020
	RMB	RMB	US$
Balance sheet data:
Current assets	3,727,537	3,586,516	549,658
Non-current assets	32,074,801	33,138,315	5,078,669
Current liabilities	990,696	1,439,746	220,651
Non-current liabilities	1,668,928	—	—

The following table shows summarized financial information relating to the statements of operations for the Group’s equity method investments assuming 100% ownership for the years ended December 31, 2018, 2019 and 2020:

	Years Ended December 31,
	(Amount in Thousands)
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Operating data:
Revenue	707,501	2,177,056	670,878	102,817
Income from operations	131,969	470,278	72,683	11,139
Net realized and unrealized gains from investments	319,127	632,934	3,582,239	549,002
Net income	537,705	1,109,261	3,654,922	560,141